VANGUARD
ADMIRAL FUNDS

Semiannual Report
July 31, 1997


[PHOTO]

[THE VANGUARD GROUP LOGO]

[PHOTO]

THE VANGUARD GROUP: LINKING TRADITION AND INNOVATION

At Vanguard, we treasure our rich nautical heritage--even as we steer our course toward the twenty-first century. Our Report cover reflects that blending of tradition and innovation, of past, present, and future. The montage includes a bronze medallion with a likeness of our namesake, HMS Vanguard (Lord Nelson's flagship at The Battle of the Nile); a clock built circa 1816 in Scotland, featuring a portrait of Nelson; and several views of our recently completed campus, which is steeped in nautical imagery--from our buildings named after Nelson's warships (Victory, Majestic, and Goliath are three shown), to our artwork and ornamental compass rose.


                                  CONTENTS


                                A Message To
                              Our Shareholders

                                      1


                                 The Markets
                               In Perspective

                                      4


                                 Report From
                                 The Adviser

                                      6


                                 Performance
                                  Summaries

                                      8


                                  Financial
                                 Statements

                                     10


                                Directors And
                                  Officers

                              INSIDE BACK COVER


                        All comparative mutual fund data
                   are from Lipper Analytical Services, Inc.
                     or Morningstar unless otherwise noted.

[PHOTO]

FELLOW SHAREHOLDER,


        Interest rates declined on balance during the six months ended July 31, 1997, the first half of Vanguard Admiral Funds' fiscal year. In this environment, which was most favorable to bonds with the longest maturities, the returns of our four Portfolios were right in line with the sectors of the bond market they represent. Total returns ranged from +8.3% on our Long-Term U.S. Treasury Portfolio to +2.6% on our U.S. Treasury Money Market Portfolio.

        The table below presents the total return (capital change plus reinvested dividends) for each Portfolio during the past six months compared with that of its average mutual fund competitor.

-------------------------------------------------------------------
                                             TOTAL RETURNS
                                           SIX MONTHS ENDED
                                             JULY 31, 1997
                                  ---------------------------------
                                   ADMIRAL              PEER GROUP
U.S. TREASURY FUNDS               PORTFOLIO               AVERAGE
-------------------------------------------------------------------
Money Market                          +2.6%                  +2.3%
Short-Term                            +3.5                   +3.5
Intermediate-Term                     +5.3                   +4.6
Long-Term                             +8.3                   +6.3
-------------------------------------------------------------------

        Details on each Portfolio, including per-share net asset values and income dividends, as well as maturity and credit quality data, are presented in the table that follows this letter. The table also lists the annualized current yields for each Portfolio, which on July 31 ranged from 5.22% on our U.S. Treasury Money Market Portfolio to 6.32% on our Long-Term U.S. Treasury Portfolio.

        In reviewing our half-year performance, it's important to note that semiannual returns for bond funds account for only half of the year's interest income, while price changes occur immediately in response to changes in interest rates. Over the long run, however, interest income accounts for virtually all of the total return on a bond fund; thus, a full year's interest income should be considered. The table below presents each Portfolio's return for the past twelve months, divided into its income and capital components.

----------------------------------------------------------------
                                 COMPONENTS OF TOTAL RETURN
                                     TWELVE MONTHS ENDED
                                        JULY 31, 1997
                           -------------------------------------
                           INCOME         CAPITAL         TOTAL
ADMIRAL PORTFOLIO          RETURN         RETURN         RETURN
----------------------------------------------------------------
Money Market                 +5.3%           0.0%        + 5.3%
Short-Term                   +6.1           +1.3         + 7.4
Intermediate-Term            +6.8           +3.5         +10.3
Long-Term                    +7.4           +6.8         +14.2
----------------------------------------------------------------

THE PERIOD IN REVIEW

As the half-year began, investors fretted over the resurgence of higher inflation and higher interest rates. Under this cloud, the U.S. stock market went nowhere in February and down in March. But the stall was short-lived. Inflation fears began to recede in April and all but vanished by July. Long-term interest rates retreated steadily after topping out in mid-April, and strong corporate profits and steady economic growth helped push U.S. stocks to a nearly +27% gain in the final four months of the period alone. In sum, the nearly utopian investment environment of the past two and one-half years prevailed.

        In the U.S. bond market, interest rates declined for all but the shortest maturities, making for a solid six months for fixed-income investments. On balance, the yield on the benchmark 30-year U.S. Treasury bond fell to 6.30% on July 31, from 6.79% when the period began in February. The long-bond yield was rising as the period began and peaked in mid-April, before declining steadily through the remainder of the half-year. The yield on intermediate-term Treasury bonds followed a similar path, ending the period at 6.01%, 48 basis points below its starting point of 6.49%. But short-term interest rates ended the period at 5.23%, an increase of 8 basis points from 5.15% at the outset, as the Federal Reserve Board raised its target for the federal funds rate by a quarter-point to 5.50% on March 25.

        Though returns on bonds for the six months were generous, they were a far cry from the returns provided by the U.S. stock market, which gained +22.5% during the period (as measured by the Standard & Poor's 500 Composite Stock Price Index). Common stocks continue to be aided by a powerful combination of strong economic growth, rising corporate profits, and decelerating inflation.

        For the Portfolios of Vanguard Admiral Funds, the decline in interest rates during the six months resulted in positive capital returns that augmented our income returns. This benefit was most apparent, of course, in our Long-Term U.S. Treasury Portfolio, since a decline in interest rates boosts the prices of long-term bonds more than it does the prices of short-term bonds. Conversely, the prices of longer-term bonds decline more than the prices of short-term bonds when interest rates are rising. For longer-term information on each Portfolio's income and capital return, see the Performance Summaries beginning on page 8.

        As we mentioned in our Annual Report six months ago, the average maturities of our Portfolios are longer than those of our average competitors--a policy we believe is in the best long-term interests of our shareholders. While this factor works to our relative disadvantage during periods of rising interest rates (such as last year), it works to our competitive advantage in times of falling interest rates (so far this year). As a result, our relative performance during the period was excellent. The returns of our Long-Term, Intermediate-Term, and Money Market Portfolios surpassed those of their peers, while the return of our Short-Term Portfolio matched that of its peers.

IN SUMMARY

The bond market followed a generally lackluster fiscal 1997 with a strong start in the first six months of the current fiscal year.

        The returns from bonds need not exceed--or even match--the returns of stocks to make owning bonds worthwhile. Bonds play a critical role in a balanced investment program by adding diversification that can help smooth some of the volatility of a portfolio that also includes stock funds.

        We look forward to reporting to you in further detail in our 1998 Annual Report six months hence.


/s/ JOHN C. BOGLE                            /s/ JOHN J. BRENNAN

John C. Bogle                                John J. Brennan
Chairman of the Board                        President

August 19, 1997

PORTFOLIO STATISTICS
---------------------------------------------------------------------------------------------------------------------------------
                                                               NET ASSET
                                                             VALUE PER SHARE               TWELVE MONTHS
                                                         ----------------------    ----------------------------      SEC 30-DAY
                             AVERAGE        AVERAGE      JAN. 31,      JUL. 31,     INCOME        CAPITAL GAINS      ANNUALIZED
ADMIRAL PORTFOLIO           MATURITY       QUALITY*        1997          1997      DIVIDENDS       DISTRIBUTION         YIELD
---------------------------------------------------------------------------------------------------------------------------------
Money Market              35.0 days           Aaa         $ 1.00        $ 1.00     $0.051                --          5.22%**
Short-Term                 2.0 years          Aaa          10.04         10.09      0.590                --          5.77
Intermediate-Term          6.8 years          Aaa          10.17         10.37      0.649                --          6.09
Long-Term                 20.1 years          Aaa          10.13         10.61      0.676                --          6.32
---------------------------------------------------------------------------------------------------------------------------------

 *Ratings provided by Moody's Investors Service, Inc. Securities receiving an
  Aaa rating are judged to be of the best quality, carrying the smallest degree of credit risk. U.S. government and agency securities are considered to have Aaa ratings.

**Seven-day yield.

[PHOTO]

THE MARKETS IN PERSPECTIVE
SIX MONTHS ENDED JULY 31, 1997

U.S. EQUITY MARKETS

The Standard & Poor's 500 Composite Stock Price Index finished the first half of the fiscal year with an impressive 8.0% gain in July, which brought the overall six-month return to 22.5%.

        Stocks benefited from the continued strength of corporate earnings, which have been remarkably consistent in positively surprising Wall Street analysts. At the end of January, the consensus forecast for 1997 called for a 6.8% rise in earnings for the S&P 500 Index. Six months later, the consensus estimate had risen to 8.8%. Investors' confidence is also reflected in increased price/earnings ratios. For example, in July 1996 investors were willing to pay roughly $15 for every dollar of the S&P's earnings. One year later, that "price" is close to $20.

        Within the S&P 500 Index, technology was the top-performing sector for the half-year, gaining 29.6%. By contrast, numerous uncertainties for utilities caused that sector to lag the broad market, although, on an absolute basis, its 8.1% return over six months is quite good.

-------------------------------------------------------------------------------------
                                                           TOTAL RETURNS
                                                    PERIODS ENDED JULY 31, 1997
                                             ----------------------------------------
                                           6 MONTHS         1 YEAR         5 YEARS*
-------------------------------------------------------------------------------------
EQUITY
     S&P 500 Index                            22.5%           52.1%           20.7%
     Russell 2000 Index                       13.1            33.4            18.1
     MSCI EAFE Index                          17.3            18.5            14.1
-------------------------------------------------------------------------------------
FIXED-INCOME
     Lehman Aggregate Bond Index               5.6%           10.8%            7.3%
     Lehman 10-Year Municipal
       Bond Index                              5.8            10.3             7.3
     Salomon Brothers Three-Month
       U.S. Treasury Bill Index                1.8             5.3             4.5
-------------------------------------------------------------------------------------
OTHER
     Consumer Price Index                      0.9%            2.2%            2.7%
-------------------------------------------------------------------------------------

*Average annual.

        For the six months, large-capitalization stocks once again outperformed smaller issues. The latter, as measured by the Russell 2000 Index, rose 13.1% and actually outperformed the S&P 500 Index in the final three months (21.3% versus 19.7%). The momentum in small-cap companies is a result of better-than-expected earnings reports. In fact, the second-quarter earnings increases for small companies were even stronger than those of their large-cap counterparts. It is noteworthy that the recent small-cap gains were led by small growth stocks, the worst segment of the U.S. market during the past 12 months. This group has surged 25% since the end of April, although at the end of the six months it still lagged the S&P 500 Index return by a sizable margin (7.9% versus 22.5%).

U.S. FIXED-INCOME MARKETS

The robust consumer spending that fueled the U.S. economy's remarkable 4.9% growth in the first three months of 1997 slowed in the early summer. As a result, the Gross Domestic Product expanded at a 2.2% annual rate in the second quarter. Labor costs, which have been the flash point for inflation concerns, grew at a modest rate over the period, despite an unemployment rate below 5% and strong growth in the number of new jobs reported. In the past, strong economic growth and tight labor markets have often led to rising inflation because of increased demand for goods and services. With this in mind, in March the Federal Reserve raised its federal-funds interest rate target by 0.25% in a "preemptive strike" against inflationary pressures. Since that time, however, there has been scant evidence that higher prices were a threat. Lower automobile prices and a sharp decrease in the cost of imports (due to the strong dollar) were key factors.

        As the market accepted the good news about inflation, yields on longer-term issues fell during the six months. For example, the 10-year Treasury yield dropped from 6.49% on January 31 to 6.01% at the end of July; the 30-year bond's yield moved from 6.79% down to 6.30%. With the drop in rates, bond investors fared reasonably well over the period, as illustrated by the 5.6% return of the Lehman Brothers Aggregate Bond Index. Mortgage-backed securities, which had outperformed other issues early in the period, gave back some of their gains. Municipal issues tended to perform better than their taxable counterparts.

INTERNATIONAL EQUITY MARKETS

International investors fared well over the six months. As measured by the broad Morgan Stanley Capital International Europe, Australasia, Far East Index, foreign markets gained 21.1% in local-currency terms. The strong dollar, however, trimmed this return to 17.3% for U.S. investors. Regionally, the MSCI Europe Index gained 19.2% while the MSCI Pacific Free Index rose 14.0%. The latter gain masked significant turmoil in some of the smaller Asian markets, most notably Thailand, Singapore, and the Philippines. Companies in Thailand, in particular, face an environment of high real interest rates, a significant number of nonperforming loans, and falling real estate prices. Over the half-year, the Thai market dropped 26%.

        The period saw two major developments. First, the Japanese stock market moved sharply higher, gaining 15.8% for the six months. For U.S. investors, a revived yen brought this return up to 18.8%. Better tone to the economy, good earnings from the export-oriented sector, and renewed buying on the part of foreign investors all contributed to the increase.

        Arguably the biggest news came from the French elections at the end of May. The new government is considered to be less friendly toward the austerity measures needed to meet the eligibility requirements for the European Monetary Union (EMU) in 1999. The French elections also had a broad impact across the continent. Although most investors appear to agree that the elections won't jeopardize the continent's move toward the EMU, the timing and intensity of the fiscal measures are now less certain.

[PHOTO]

REPORT FROM THE ADVISER


        The bond markets performed well during the six months ended July 31, the first half of the fiscal year for Vanguard Admiral Funds. This good news occurred despite the Federal Reserve Board's tightening of monetary policy in March. Ordinarily, such a signal from the nation's monetary authority would send bond traders scurrying toward the sidelines. Not this time. Rather, interest rates dropped anywhere from 20 to 50 basis points (0.2 to 0.5 of 1 percentage point), the specific amount depending upon a bond's final maturity. Longer-term issues fared best, followed by intermediate-term bonds and short-term notes.

        Naturally, the four Portfolios of Vanguard Admiral Funds generated total returns commensurate with their specific positions along the risk/return spectrum. In other words, the riskier Portfolios, by virtue of their longer average maturities, did better than their shorter brethren. Had interest rates gone up instead of down, the leaders and followers would have reversed their order. Details of each Portfolio's total return, consisting of both income return and capital return, are given in the Message To Shareholders, which begins on page 1. The bottom line is this: We are fortunate to have enjoyed a rare, indeed almost unheard-of, period of strong economic growth, extremely low unemployment, benign inflation, somewhat tighter monetary policy, and (excluding the money markets) falling interest rates. If interest rates are to descend further from prevailing levels, we'll need to see a lot more of the same great news.

        How did investors find themselves in this best of all possible worlds? There is no single answer, but a variety of explanations have been offered by economists and market commentators, not the least of whom was Alan Greenspan, chairman of the Federal Reserve's Board of Governors. On July 22, in his semiannual "Humphrey-Hawkins" testimony before congressional banking and finance committees, Chairman Greenspan lauded the "exceptional" performance of the economy and noted that "in contrast to the typical postwar business cycle, measured price inflation is lower now than when the expansion began . . . . " He credited this benign situation to both temporary factors and potentially more fundamental improvements in the long-run efficiency of our economy. Prominent among these fundamental factors were initiatives to shrink the federal budget deficit, deregulation of industry, technological change, and the globalization of production and labor forces.

        To say the least, it is unclear whether these factors will suffice to overcome the countervailing forces of a garden-variety business cycle. In every expansion in modern economic history, imbalances have arisen that distorted growth in aggregate demand, production, and inflation, thereby creating higher interest rates and other antecedents leading to the expansion's demise. Until now, the long-sought "soft landing" for the economy was the Panglossian stuff of myth. This time may be totally different, but we're not betting on it.

        The behavior of interest rates during the last two years or so has been puzzling. Yields on U.S. Treasury bonds and notes of most maturities above three years have fluctuated between 6% and 7%, neither breaking through the lower end of the range with any enthusiasm nor testing the higher end during market selloffs. In this environment, the total returns of various competitors' portfolios tend to cluster more closely to one another and to their respective average coupons. This is especially true in the U.S. Treasury sector, where managers cannot reduce the quality of their holdings to boost yields. At a time of relatively little differentiation in the return of underlying assets, expenses play an even larger role in separating competing portfolios. On that front, the exceptionally low fees charged by the Admiral Portfolios are without peer.

Ian A. MacKinnon, Senior Vice President
Robert F. Auwaerter, Principal
John W. Hollyer, Principal
Vanguard Fixed Income Group

August 13, 1997



INVESTMENT PHILOSOPHY

The Funds reflect a belief that investors who want the unparalleled credit quality of U.S. Treasury securities should be able to select portfolios with maturities appropriate to their needs.

PERFORMANCE SUMMARIES


All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the Portfolios. Note that returns can fluctuate widely. An investment in a money market fund is neither insured nor guaranteed by the U.S. government, and there is no assurance that the fund will be able to maintain a stable net asset value of $1 per share.

U.S. TREASURY MONEY MARKET PORTFOLIO
TOTAL INVESTMENT RETURNS: DECEMBER 14, 1992-JULY 31, 1997
-------------------------------------------------------------------
                          U.S. TREASURY                     AVERAGE
                       MONEY MARKET PORTFOLIO                 FUND*
FISCAL           CAPITAL       INCOME         TOTAL           TOTAL
YEAR             RETURN        RETURN        RETURN          RETURN
-------------------------------------------------------------------
1993                0.0%         0.4%          0.4%            0.4%
1994                0.0          3.0           3.0             2.6
1995                0.0          4.2           4.2             3.8
1996                0.0          5.7           5.7             5.3
1997                0.0          5.2           5.2             4.7
1998**              0.0          2.6           2.6             2.3
-------------------------------------------------------------------

 *Average U.S. Treasury money market fund.

**Six months ended July 31, 1997.

See Financial Highlights table on page 17 for dividend information since the Portfolio's inception.


SHORT-TERM U.S. TREASURY PORTFOLIO
TOTAL INVESTMENT RETURNS: DECEMBER 14, 1992-JULY 31, 1997
--------------------------------------------------------------------
                 SHORT-TERM U.S. TREASURY PORTFOLIO          LEHMAN*
FISCAL           CAPITAL       INCOME         TOTAL           TOTAL
YEAR             RETURN        RETURN        RETURN          RETURN
--------------------------------------------------------------------
1993               1.7%          0.7%          2.4%            2.3%
1994               1.0           4.5           5.5             6.1
1995              -4.6           5.2           0.6            -0.1
1996               4.7           6.7          11.4            12.0
1997              -1.9           6.0           4.1             4.1
1998**             0.5           3.0           3.5             3.8
-------------------------------------------------------------------

 *Lehman Short-Term U.S. Treasury Index.

**Six months ended July 31, 1997.

See Financial Highlights table on page 18 for dividend and capital gains information since the Portfolio's inception.


AVERAGE ANNUAL TOTAL RETURNS: PERIODS ENDED JUNE 30, 1997*
--------------------------------------------------------------------------------------------------------------
                                                                                       SINCE INCEPTION
                                           INCEPTION                          --------------------------------
                                             DATE           1 YEAR            CAPITAL       INCOME       TOTAL
--------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Portfolio        12/14/92         5.26%              0.00%        4.54%        4.54%
Short-Term U.S. Treasury Portfolio          12/14/92         6.58               0.12         5.60         5.72
--------------------------------------------------------------------------------------------------------------


*SEC rules require that we provide this average annual total return information through the latest calendar quarter.

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the Portfolios. Note, too, that both share price and return can fluctuate widely so that an investment in the Portfolios could lose money.

INTERMEDIATE-TERM U.S. TREASURY PORTFOLIO
TOTAL INVESTMENT RETURNS: DECEMBER 14, 1992-JULY 31, 1997
--------------------------------------------------------------------
                         INTERMEDIATE-TERM
                       U.S. TREASURY PORTFOLIO               LEHMAN*
FISCAL           CAPITAL       INCOME         TOTAL           TOTAL
YEAR             RETURN        RETURN        RETURN          RETURN
--------------------------------------------------------------------
1993               2.9%          0.9%          3.8%            3.8%
1994               4.1           5.8           9.9            10.6
1995              -9.4           5.7          -3.7            -4.5
1996              11.7           7.5          19.2            19.6
1997              -5.0           6.3           1.3             1.3
1998**             2.0           3.3           5.3             5.6
--------------------------------------------------------------------

 *Lehman Intermediate-Term U.S. Treasury Index.

**Six months ended July 31, 1997.

See Financial Highlights table on page 18 for dividend and capital gains information since the Portfolio's inception.


LONG-TERM U.S. TREASURY PORTFOLIO
TOTAL INVESTMENT RETURNS: DECEMBER 14, 1992-JULY 31, 1997
--------------------------------------------------------------------
                  LONG-TERM U.S. TREASURY PORTFOLIO          LEHMAN*
FISCAL           CAPITAL       INCOME         TOTAL           TOTAL
YEAR             RETURN        RETURN        RETURN          RETURN
--------------------------------------------------------------------
1993               3.0%          1.0%          4.0%            3.8%
1994               8.6           7.3          15.9            16.7
1995             -12.9           6.3          -6.6            -7.5
1996              18.6           8.1          26.7            27.4
1997              -8.1           6.4          -1.7            -1.6
1998**             4.7           3.6           8.3             9.0
--------------------------------------------------------------------

 *Lehman Long-Term U.S. Treasury Index.

**Six months ended July 31, 1997.

See Financial Highlights table on page 19 for dividend and capital gains information since the Portfolio's inception.

AVERAGE ANNUAL TOTAL RETURNS: PERIODS ENDED JUNE 30, 1997*
---------------------------------------------------------------------------------------------------------------
                                                                                         SINCE INCEPTION
                                          INCEPTION                            --------------------------------
                                            DATE          1 YEAR              CAPITAL       INCOME        TOTAL
---------------------------------------------------------------------------------------------------------------
Intermediate-Term
   U.S. Treasury Portfolio                  12/14/92       7.36%               0.56%         6.38%        6.94%
Long-Term U.S. Treasury Portfolio           12/14/92       8.33                1.30          7.05         8.35
---------------------------------------------------------------------------------------------------------------

*SEC rules require that we provide this average annual total return information through the latest calendar quarter.

[PHOTO]

FINANCIAL STATEMENTS
JULY 31, 1997 (unaudited)

STATEMENT OF NET ASSETS

This Statement provides a detailed list of each Portfolio's holdings of U.S. Treasury issues and other U.S. government-guaranteed securities, including each security's market value on the last day of the reporting period. Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the Portfolio's Net Assets. Finally, Net Assets are divided by the outstanding shares of the Portfolio to arrive at its share price, or Net Asset Value (NAV) Per Share.

        At the end of the Statement of Net Assets of each Portfolio, you will find a table displaying the composition of the Portfolio's net assets on both a dollar and per-share basis. Undistributed Net Investment Income is usually zero because the Portfolio distributes its net income to shareholders as a dividend each day. Any realized gains must be distributed annually, so the bulk of net assets consists of Paid in Capital (money invested by shareholders). The balance shown for Accumulated Net Realized Gains usually approximates the amount available to distribute to shareholders as capital gains as of the statement date. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the value of the Portfolio's investments and their cost, and reflects the gains (losses) that would be realized if the Portfolio were to sell all of its investments at their statement-date values.

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                           FACE         MARKET
                                                                                     MATURITY            AMOUNT         VALUE*
U.S. TREASURY MONEY MARKET PORTFOLIO                                     YIELD**         DATE             (000)          (000)
-------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES (98.5%)
-------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bills                                                        5.28%      9/18/97          $786,381     $  780,783
U.S. Treasury Notes                                                       5.625%      8/31/97            84,507         84,518
U.S. Treasury Notes                                                       5.625%     10/31/97            50,000         50,020
U.S. Treasury Notes                                                        5.75%      9/30/97           289,339        289,480
U.S. Treasury Notes                                                        6.00%      8/31/97           988,137        988,512
U.S. Treasury Notes                                                        6.50%      8/15/97           783,976        784,248
U.S. Treasury Notes                                                       7.375%     11/15/97           331,295        332,966
U.S. Treasury Notes                                                       8.625%      8/15/97           101,377        101,495
U.S. Treasury Notes                                                        8.75%     10/15/97           150,357        151,346
-------------------------------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES (COST $3,563,368)                                                                   3,563,368
-------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (1.5%)
-------------------------------------------------------------------------------------------------------------------------------
Receivables for Investment Securities Sold                                                                             761,703
Other Assets--Note B                                                                                                    85,241
Payables for Investment Securities Purchased                                                                          (761,678)
Other Liabilities                                                                                                      (31,341)
                                                                                                                     ----------
                                                                                                                        53,925
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)
-------------------------------------------------------------------------------------------------------------------------------
Applicable to 3,617,551,995 outstanding $.001 par value shares
 (authorized 20,000,000,000 shares)                                                                                 $3,617,293
===============================================================================================================================
NET ASSET VALUE PER SHARE                                                                                                $1.00
===============================================================================================================================

 *See Note A in Notes to Financial Statements.

**Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

------------------------------------------------------------------------------------------------------------------------------
 AT JULY 31, 1997, NET ASSETS CONSISTED OF:
------------------------------------------------------------------------------------------------------------------------------
                                                                                                          AMOUNT           PER
                                                                                                           (000)         SHARE
------------------------------------------------------------------------------------------------------------------------------
 Paid in Capital                                                                                      $3,617,552         $1.00
 Undistributed Net Investment Income                                                                          --            --
 Accumulated Net Realized Losses--Note C                                                                    (259)           --
 Unrealized Appreciation                                                                                      --            --
------------------------------------------------------------------------------------------------------------------------------
 NET ASSETS                                                                                           $3,617,293         $1.00
==============================================================================================================================

------------------------------------------------------------------------------------------------------------------------------
                                                                                                          FACE         MARKET
                                                                                   MATURITY             AMOUNT         VALUE*
SHORT-TERM U.S. TREASURY PORTFOLIO                                      COUPON         DATE              (000)          (000)
------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES (96.6%)
------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Inflation-Indexed Note                                    3.625%      7/15/02          $  13,200      $  13,208
U.S. Treasury Notes                                                      4.75%      8/31/98             36,000         35,686
U.S. Treasury Notes                                                     6.125%      8/31/98             15,000         15,083
U.S. Treasury Notes                                                      6.25%      7/31/98             65,800         66,240
U.S. Treasury Notes                                                      6.75%      6/30/99             80,000         81,502
U.S. Treasury Notes                                                     6.875%      8/31/99            103,100        105,385
U.S. Treasury Notes                                                     7.125%      9/30/99             45,200         46,462
U.S. Treasury Notes                                                      7.75%     11/30/99             73,500         76,661
U.S. Treasury Notes                                                      7.75%     12/31/99            129,600        135,349
U.S. Treasury Notes                                                      7.75%      1/31/00             52,150         54,524
Banco Nacional de Comercio Exterior (U.S. Government Guaranteed)         4.62%     10/15/98 (1)          2,433          2,411
Banco Nacional de Comercio Exterior (U.S. Government Guaranteed)         5.10%      4/15/98 (1)          1,200          1,196
Banco Nacional de Comercio Exterior (U.S. Government Guaranteed)         5.48%     10/15/97 (1)            303            303
Banco Nacional de Comercio Exterior (U.S. Government Guaranteed)        6.475%      5/15/00 (1)          3,533          3,558
Banco Nacional de Comercio Exterior (U.S. Government Guaranteed)        8.038%      1/15/00 (1)          3,493          3,592
Bariven, SA Eximbank Guaranteed Export Financing
 (U.S. Government Guaranteed)                                           6.277%      4/15/01 (1)(2)       6,400          6,431
Government Export Trust (U.S. Government Guaranteed)                     4.61%       9/1/98 (1)            360            358
Government Export Trust (U.S. Government Guaranteed)                     5.69%       2/1/98 (1)            200            200
Government Export Trust (U.S. Government Guaranteed)                     7.75%       1/1/00 (1)          3,000          3,071
Guaranteed Export Certificates (U.S. Government Guaranteed)             4.743%      9/15/98 (1)          2,700          2,684
Guaranteed Export Certificates (U.S. Government Guaranteed)              6.61%      9/15/99 (1)          3,500          3,525
Guaranteed Trade Trust (U.S. Government Guaranteed)                      4.77%      11/1/97 (1)            930            928
Guaranteed Trade Trust (U.S. Government Guaranteed)                      4.86%       4/1/98 (1)          1,000            996
------------------------------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
   (COST $654,267)                                                                                                    659,353
------------------------------------------------------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (4.7%)
------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT
Collateralized by U.S. Government Obligations
   in a Pooled Cash Account
   (COST $31,965)                                                        5.82%       8/1/97             31,965         31,965
------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (101.3%)
   (COST $686,232)                                                                                                    691,318
------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-1.3%)
------------------------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                                    9,273
Liabilities                                                                                                           (17,960)
                                                                                                                    ----------
                                                                                                                       (8,687)
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)
------------------------------------------------------------------------------------------------------------------------------
Applicable to 67,672,289 outstanding $.001 par value shares
 (authorized 500,000,000 shares)                                                                                     $682,631
==============================================================================================================================

 NET ASSET VALUE PER SHARE                                                                                             $10.09
==============================================================================================================================

*See Note A in Notes to Financial Statements.

(1) The average maturity is shorter than the final maturity shown due to scheduled interim principal payments.

(2) Restricted security representing 0.9% of net assets at July 31, 1997.

------------------------------------------------------------------------------------------------------------------------------
AT JULY 31, 1997, NET ASSETS CONSISTED OF:
------------------------------------------------------------------------------------------------------------------------------
                                                                                                        AMOUNT             PER
                                                                                                         (000)           SHARE
------------------------------------------------------------------------------------------------------------------------------
Paid in Capital                                                                                       $681,055          $10.06
Undistributed Net Investment Income                                                                        --             --
Accumulated Net Realized Losses--Note C                                                                 (3,510)           (.05)
Unrealized Appreciation--Note D                                                                          5,086             .08
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                            $682,631          $10.09
==============================================================================================================================

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                              FACE         MARKET
                                                                                   MATURITY                 AMOUNT         VALUE*
INTERMEDIATE-TERM U.S. TREASURY PORTFOLIO                               COUPON         DATE                  (000)         (000)
----------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES (94.1%)
----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds                                                    10.375%     11/15/12 (2)           $110,850       $145,680
U.S. Treasury Bonds                                                     10.75%      5/15/03                 28,500         35,134
U.S. Treasury Bonds                                                    11.125%      8/15/03                 10,500         13,223
U.S. Treasury Bonds                                                    11.625%     11/15/04                 12,600         16,724
U.S. Treasury Bonds                                                    11.875%     11/15/03                  5,000          6,530
U.S. Treasury Inflation-Indexed Note                                    3.375%      1/15/07                 13,137         12,928
U.S. Treasury Inflation-Indexed Note                                    3.625%      7/15/02                  7,000          7,004
U.S. Treasury Notes                                                     5.625%     11/30/00                  8,500          8,453
U.S. Treasury Notes                                                      6.25%      4/30/01                 10,000         10,136
U.S. Treasury Notes                                                     6.625%      7/31/01                 14,450         14,836
U.S. Treasury Notes                                                      7.25%      5/15/04                102,349        109,594
U.S. Treasury Notes                                                      7.25%      8/15/04                 54,150         58,042
U.S. Treasury Notes                                                      7.50%      2/15/05                 30,500         33,221
U.S. Treasury Notes                                                      7.75%     12/31/99                 11,000         11,488
U.S. Treasury Notes                                                     7.875%     11/15/04                 87,200         96,746
Export Funding Trust (U.S. Government Guaranteed)                        8.21%     12/29/06 (1)              8,581          9,336
Government Export Trust (U.S. Government Guaranteed)                     6.00%      3/15/05 (1)              9,674          9,599
Government Export Trust (U.S. Government Guaranteed)                     7.46%     12/15/05 (1)             11,826         12,346
Guaranteed Trade Trust (U.S. Government Guaranteed)                      7.39%      6/26/06 (1)              2,145          2,235
Guaranteed Trade Trust (U.S. Government Guaranteed)                      7.80%      8/15/06 (1)              7,917          8,426
Guaranteed Trade Trust (U.S. Government Guaranteed)                      8.17%      1/15/07 (1)              3,167          3,439
Overseas Private Investment Corp. (U.S. Government Guaranteed)          5.735%      1/15/02 (1)              4,500          4,466
Overseas Private Investment Corp. (U.S. Government Guaranteed)           5.94%      6/20/06 (1)              4,737          4,669
Overseas Private Investment Corp. (U.S. Government Guaranteed)           6.08%      8/15/04 (1)             22,500         22,376
Overseas Private Investment Corp. (U.S. Government Guaranteed)          6.726%      9/15/10 (1)              9,000          9,136
Overseas Private Investment Corp. (U.S. Government Guaranteed)           6.75%     12/15/08 (1)             15,333         15,611
----------------------------------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
   (COST $662,533)                                                                                                        681,378
----------------------------------------------------------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (4.2%)
----------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT
Collateralized by U.S. Government Obligations
   in a Pooled Cash Account
   (COST $30,554)                                                        5.82%       8/1/97                 30,554         30,554
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (98.3%)
   (COST $693,087)                                                                                                        711,932
----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (1.7%)
----------------------------------------------------------------------------------------------------------------------------------
Other Assets--Notes B and E                                                                                               143,630
Liabilities--Note E                                                                                                      (131,032)
                                                                                                                      ------------
                                                                                                                           12,598
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)
----------------------------------------------------------------------------------------------------------------------------------
Applicable to 69,891,096 outstanding $.001 par value shares
  (authorized 500,000,000 shares)                                                                                        $724,530
==================================================================================================================================

NET ASSET VALUE PER SHARE                                                                                                  $10.37
==================================================================================================================================

 *See Note A in Notes to Financial Statements.

(1) The average maturity is shorter than the final maturity shown due to scheduled interim principal payments.

(2) Securities with a value of $1,314,000 have been segregated as initial margin for open futures contracts.

----------------------------------------------------------------------------------------------------------------------------------
 AT JULY 31, 1997, NET ASSETS CONSISTED OF:
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             AMOUNT            PER
                                                                                                              (000)          SHARE
----------------------------------------------------------------------------------------------------------------------------------
 Paid in Capital                                                                                          $718,278         $10.28
 Undistributed Net Investment Income                                                                            --             --
 Accumulated Net Realized Losses--Note C                                                                   (10,483)          (.15)
 Unrealized Appreciation (Depreciation)--Note D
   Investment Securities                                                                                    18,845            .27
   Futures Contracts                                                                                        (2,110)          (.03)
----------------------------------------------------------------------------------------------------------------------------------
 NET ASSETS                                                                                               $724,530         $10.37
==================================================================================================================================

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                           FACE         MARKET
                                                                                      MATURITY           AMOUNT         VALUE*
LONG-TERM U.S. TREASURY PORTFOLIO                                          COUPON         DATE            (000)         (000)
-------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES (93.3%)
-------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Inflation-Indexed Note                                       3.375%      1/15/07         $  2,021       $  1,989
U.S. Treasury Bonds                                                        6.625%      2/15/27            1,500          1,565
U.S. Treasury Bonds                                                         6.75%      8/15/26            3,560          3,755
U.S. Treasury Bonds                                                        7.125%      2/15/23            5,750          6,290
U.S. Treasury Bonds                                                        7.875%      2/15/21           53,154         62,767
U.S. Treasury Bonds                                                        8.125%      8/15/19           25,358         30,576
U.S. Treasury Bonds                                                        8.875%      8/15/17           35,270         45,267
U.S. Treasury Bonds                                                        8.875%      2/15/19           31,703         40,955
U.S. Treasury Bonds                                                        9.875%     11/15/15            8,800         12,152
U.S. Treasury Bonds                                                       10.375%     11/15/12 (1)       13,315         17,499
-------------------------------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
   (COST $207,068)                                                                                                     222,815
-------------------------------------------------------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (4.4%)
-------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT
Collateralized by U.S. Government Obligations
   in a Pooled Cash Account
   (COST $10,488)                                                           5.82%       8/1/97           10,488         10,488
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (97.7%)
   (COST $217,556)                                                                                                     233,303
-------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (2.3%)
-------------------------------------------------------------------------------------------------------------------------------
Other Assets--Notes B and E                                                                                              8,897
Liabilities--Note E                                                                                                     (3,492)
                                                                                                                     ----------
                                                                                                                         5,405
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)
-------------------------------------------------------------------------------------------------------------------------------
Applicable to 22,500,036 outstanding $.001 par value shares
   (authorized 500,000,000 shares)                                                                                    $238,708
===============================================================================================================================

NET ASSET VALUE PER SHARE                                                                                               $10.61
===============================================================================================================================

 *See Note A in Notes to Financial Statements.

(1) Securities with a value of $1,314,000 have been segregated as initial margin for open futures contracts.

-------------------------------------------------------------------------------------------------------------------------------
 AT JULY 31, 1997, NET ASSETS CONSISTED OF:
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                            AMOUNT         PER
                                                                                                             (000)       SHARE
-------------------------------------------------------------------------------------------------------------------------------
 Paid in Capital                                                                                          $225,047      $10.00
 Undistributed Net Investment Income                                                                            --          --
 Accumulated Net Realized Losses--Note C                                                                    (1,396)       (.06)
 Unrealized Appreciation (Depreciation)--Note D
   Investment Securities                                                                                    15,747         .70
   Futures Contracts                                                                                          (690)       (.03)
-------------------------------------------------------------------------------------------------------------------------------
 NET ASSETS                                                                                               $238,708      $10.61
===============================================================================================================================

STATEMENT OF OPERATIONS

This Statement shows interest earned by each Portfolio during the reporting period, and details the operating expenses charged to the Portfolio. These expenses directly reduce the amount of investment income available to pay to shareholders as income dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) on investments during the period. If a Portfolio invested in futures contracts during the period, the results of these investments are shown separately.

----------------------------------------------------------------------------------------------------------------------------------
                                                     U.S. TREASURY         SHORT-TERM        INTERMEDIATE-TERM          LONG-TERM
                                                      MONEY MARKET      U.S. TREASURY            U.S. TREASURY      U.S. TREASURY
                                                         PORTFOLIO          PORTFOLIO                PORTFOLIO          PORTFOLIO
                                                     -----------------------------------------------------------------------------
                                                                          SIX MONTHS ENDED JULY 31, 1997
                                                     -----------------------------------------------------------------------------
                                                             (000)              (000)                    (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
     Interest                                              $92,421            $18,703                  $21,448           $  7,070
                                                     -----------------------------------------------------------------------------
          Total Income                                      92,421             18,703                   21,448              7,070
                                                     -----------------------------------------------------------------------------
EXPENSES
     The Vanguard Group--Note B
          Investment Advisory Services                         276                 48                       53                 16
          Management and Administrative                      1,634                288                      305                 95
          Marketing and Distribution                           514                 89                       93                 27
     Custodian Fees                                             37                  6                        6                  4
     Taxes (other than income taxes)                           129                 23                       24                  7
     Auditing Fees                                               4                  3                        3                  3
     Shareholders' Reports                                      10                  3                        4                  2
     Directors' Fees and Expenses                                4                  1                       --                 --
----------------------------------------------------------------------------------------------------------------------------------
          Total Expenses                                     2,608                461                      488                154
----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                       89,813             18,242                   20,960              6,916
----------------------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
     Investment Securities Sold                                (58)              (454)                    (297)                12
     Futures Contracts                                          --                 --                     (394)               (57)
----------------------------------------------------------------------------------------------------------------------------------
REALIZED NET LOSS                                              (58)              (454)                    (691)               (45)
----------------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
     (DEPRECIATION)
     Investment Securities                                      --              3,793                   15,748             11,790
     Futures Contracts                                          --                 --                   (2,110)              (690)
----------------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
     (DEPRECIATION)                                             --              3,793                   13,638             11,100
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS                             $89,755            $21,581                  $33,907            $17,971
==================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how each Portfolio's total net assets changed during the two most recent reporting periods. The Operations section summarizes information that is detailed in the Statement of Operations. Because the Portfolio distributes its income to shareholders each day, the amounts of Distributions--Net Investment Income generally equal the net income earned as shown under the Operations section. The amounts of Distributions--Realized Capital Gains may not match the capital gains shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the gains were realized on the financial statements. The Capital Share Transactions section shows the amount shareholders invested in the Portfolio, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of Shares Issued and Redeemed are shown at the end of the Statement.

----------------------------------------------------------------------------------------------------------------------------------
                                                                 U.S. TREASURY                             SHORT-TERM
                                                                 MONEY MARKET                             U.S. TREASURY
                                                                   PORTFOLIO                                PORTFOLIO
                                                     ------------------------------------    -------------------------------------
                                                        SIX MONTHS                   YEAR       SIX MONTHS                  YEAR
                                                             ENDED                  ENDED            ENDED                 ENDED
                                                     JUL. 31, 1997          JAN. 31, 1997    JUL. 31, 1997         JAN. 31, 1997
                                                             (000)                  (000)            (000)                 (000)
----------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS
     Net Investment Income                              $   89,813              $ 132,096         $ 18,242              $ 27,680
     Realized Net Gain (Loss)                                  (58)                  (249)            (454)                2,759
     Change in Unrealized Appreciation
          (Depreciation)                                        --                     --            3,793               (10,366)
                                                     -----------------------------------------------------------------------------
          Net Increase (Decrease) in Net Assets
               Resulting from Operations                    89,755                131,847           21,581                20,073
DISTRIBUTIONS                                        -----------------------------------------------------------------------------
     Net Investment Income                                 (89,813)              (132,096)         (18,242)              (27,680)
     Realized Capital Gain                                      --                     --               --                    --
                                                     -----------------------------------------------------------------------------
          Total Distributions                              (89,813)              (132,096)         (18,242)              (27,680)
                                                     -----------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1)
     Issued                                              2,166,959              3,443,596          249,117               335,675
     Issued in Lieu of Cash Distributions                   85,604                125,454           14,111                20,447
     Redeemed                                           (1,881,826)            (2,100,531)        (137,151)             (221,325)
                                                     -----------------------------------------------------------------------------
          Net Increase from Capital
               Share Transactions                          370,737              1,468,519          126,077               134,797
----------------------------------------------------------------------------------------------------------------------------------
     Total Increase                                        370,679              1,468,270          129,416               127,190
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
     Beginning of Period                                 3,246,614              1,778,344          553,215               426,025
                                                     -----------------------------------------------------------------------------
     End of Period                                      $3,617,293             $3,246,614         $682,631              $553,215
==================================================================================================================================

(1)Shares Issued (Redeemed)
     Issued                                              2,166,959              3,443,596           24,888                33,493
     Issued in Lieu of Cash Distributions                   85,604                125,454            1,410                 2,041
     Redeemed                                           (1,881,826)            (2,100,531)         (13,726)              (22,075)
                                                     -----------------------------------------------------------------------------
          Net Increase in Shares Outstanding               370,737              1,468,519           12,572                13,459
==================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS (continued)
----------------------------------------------------------------------------------------------------------------------------------
                                                                INTERMEDIATE-TERM                            LONG-TERM
                                                                  U.S. TREASURY                            U.S. TREASURY
                                                                    PORTFOLIO                                PORTFOLIO
                                                      ------------------------------------    ------------------------------------
                                                         SIX MONTHS                   YEAR       SIX MONTHS                  YEAR
                                                              ENDED                  ENDED            ENDED                 ENDED
                                                      JUL. 31, 1997          JAN. 31, 1997    JUL. 31, 1997         JAN. 31, 1997
                                                              (000)                  (000)            (000)                 (000)
----------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS
     Net Investment Income                                 $ 20,960              $  39,631        $   6,916              $ 12,323
     Realized Net Gain (Loss)                                  (691)                   481              (45)               (1,349)
     Change in Unrealized Appreciation
          (Depreciation)                                     13,638                (30,503)          11,100               (13,669)
                                                      ----------------------------------------------------------------------------
          Net Increase (Decrease) in Net Assets
               Resulting from Operations                     33,907                  9,609           17,971                (2,695)
                                                      ---------------------------------------------------------------------------
DISTRIBUTIONS
     Net Investment Income                                  (20,960)               (39,631)          (6,916)              (12,323)
     Realized Capital Gain                                       --                     --               --                  (527)
                                                      ----------------------------------------------------------------------------
          Total Distributions                               (20,960)               (39,631)          (6,916)              (12,850)
                                                      ----------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1)
     Issued                                                 205,569                330,265           71,872               138,400
     Issued in Lieu of Cash Distributions                    14,862                 28,181            4,788                 9,008
     Redeemed                                              (167,389)              (254,568)         (40,967)             (125,781)
                                                      ----------------------------------------------------------------------------
          Net Increase from Capital
               Share Transactions                            53,042                103,878           35,693                21,627
----------------------------------------------------------------------------------------------------------------------------------
     Total Increase                                          65,989                 73,856           46,748                 6,082
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
     Beginning of Period                                    658,541                584,685          191,960               185,878
                                                      ----------------------------------------------------------------------------
     End of Period                                         $724,530               $658,541         $238,708              $191,960
==================================================================================================================================

(1)Shares Issued (Redeemed)
     Issued                                                  20,294                 32,362            7,128                13,651
     Issued in Lieu of Cash Distributions                     1,469                  2,777              474                   892
     Redeemed                                               (16,603)               (25,076)          (4,044)              (12,404)
                                                      ----------------------------------------------------------------------------
          Net Increase in Shares Outstanding                  5,160                 10,063            3,558                 2,139
==================================================================================================================================

FINANCIAL HIGHLIGHTS

This table summarizes each Portfolio's investment results and distributions to shareholders on a per-share basis. It also presents the Portfolio's Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the Portfolio's net income and total returns from year to year; the relative contributions of net income and capital gains to the Portfolio's total return; how much it costs to operate the Portfolio; and the extent to which the Portfolio tends to distribute capital gains.

        The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the Portfolio for one year. Money market portfolios are not required to report a Portfolio Turnover Rate.

---------------------------------------------------------------------------------------------------------------------------------
                                                                         U.S. TREASURY MONEY MARKET PORTFOLIO
                                                                                 YEAR ENDED JANUARY 31,
FOR A SHARE OUTSTANDING                          SIX MONTHS ENDED     ---------------------------------------- DEC. 14, 1992,* TO
THROUGHOUT EACH PERIOD                              JULY 31, 1997      1997          1996       1995      1994      JAN. 31, 1993
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $1.00     $1.00         $1.00      $1.00     $1.00              $1.00
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
     Net Investment Income                                   .026      .051          .055       .041      .029               .004
     Net Realized and Unrealized Gain (Loss)
          on Investments                                       --        --            --         --        --                 --
                                                           ----------------------------------------------------------------------
          Total from Investment Operations                   .026      .051          .055       .041      .029               .004
                                                           ----------------------------------------------------------------------
DISTRIBUTIONS
     Dividends from Net Investment Income                   (.026)    (.051)        (.055)     (.041)    (.029)             (.004)
     Distributions from Realized Capital Gains                 --        --            --         --        --                 --
                                                           ----------------------------------------------------------------------
          Total Distributions                               (.026)    (.051)        (.055)     (.041)    (.029)             (.004)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $1.00     $1.00         $1.00      $1.00     $1.00              $1.00
=================================================================================================================================

TOTAL RETURN                                                2.59%      5.24%         5.66%      4.19%     2.99%              0.41%
=================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
     Net Assets, End of Period (Millions)                  $3,617    $3,247        $1,778     $1,371      $860               $149
     Ratio of Total Expenses to
          Average Net Assets                              0.15%**      0.15%         0.15%      0.15%     0.15%           0.15%**
     Ratio of Net Investment Income to
          Average Net Assets                              5.16%**      5.12%         5.50%      4.21%     3.06%           3.12%**
     Portfolio Turnover Rate                                  N/A        N/A           N/A        N/A       N/A               N/A
----------------------------------------------------------------------------------------------------------------------------------

 *Commencement of operations.

**Annualized.

FINANCIAL HIGHLIGHTS (continued)
----------------------------------------------------------------------------------------------------------------------------------
                                                                           SHORT-TERM U.S. TREASURY PORTFOLIO
                                                                                  YEAR ENDED JANUARY 31,
FOR A SHARE OUTSTANDING                          SIX MONTHS ENDED    -----------------------------------------  DEC. 14, 1992,* TO
THROUGHOUT EACH PERIOD                              JULY 31, 1997      1997          1996       1995      1994       JAN. 31, 1993
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $10.04    $10.23       $  9.77     $10.26    $10.17              $10.00
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
     Net Investment Income                                   .294      .587          .626       .518      .448                .065
     Net Realized and Unrealized Gain (Loss)
          on Investments                                     .050     (.190)         .460      (.468)     .101                .170
                                                         -------------------------------------------------------------------------
          Total from Investment Operations                   .344      .397         1.086       .050      .549                .235
                                                         -------------------------------------------------------------------------
DISTRIBUTIONS
     Dividends from Net Investment Income                   (.294)    (.587)        (.626)     (.518)    (.448)              (.065)
     Distributions from Realized Capital Gains                 --        --            --      (.022)    (.011)                 --
                                                         -------------------------------------------------------------------------
          Total Distributions                               (.294)    (.587)        (.626)     (.540)    (.459)              (.065)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                             $10.09    $10.04        $10.23    $  9.77    $10.26              $10.17
==================================================================================================================================

TOTAL RETURN                                                3.49%      4.05%        11.41%      0.57%     5.50%               2.35%
==================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
     Net Assets, End of Period (Millions)                    $683      $553          $426       $333      $252                 $63
     Ratio of Total Expenses to
          Average Net Assets                              0.15%**      0.15%         0.15%      0.15%     0.15%            0.15%**
     Ratio of Net Investment Income to
          Average Net Assets                              5.94%**      5.85%         6.22%      5.30%     4.38%            4.87%**
     Portfolio Turnover Rate                                43%**        80%           95%       129%       90%                 7%
----------------------------------------------------------------------------------------------------------------------------------

  *Commencement of operations.

**Annualized.


----------------------------------------------------------------------------------------------------------------------------------
                                                                        INTERMEDIATE-TERM U.S. TREASURY PORTFOLIO
                                                                                  YEAR ENDED JANUARY 31,
FOR A SHARE OUTSTANDING                          SIX MONTHS ENDED    -----------------------------------------  DEC. 14, 1992,* TO
THROUGHOUT EACH PERIOD                              JULY 31, 1997      1997          1996       1995      1994       JAN. 31, 1993
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $10.17    $10.70       $  9.58     $10.58    $10.29              $10.00
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
     Net Investment Income                                   .323      .648          .665       .598      .578                .084
     Net Realized and Unrealized Gain (Loss)
          on Investments                                     .200     (.530)        1.120      (.995)     .418                .290
                                                          ------------------------------------------------------------------------
          Total from Investment Operations                   .523      .118         1.785      (.397)     .996                .374
DISTRIBUTIONS
     Dividends from Net Investment Income                   (.323)    (.648)        (.665)     (.598)    (.578)              (.084)
     Distributions from Realized Capital Gains                 --        --            --      (.005)    (.128)                 --
                                                          ------------------------------------------------------------------------
          Total Distributions                               (.323)    (.648)        (.665)     (.603)    (.706)              (.084)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                             $10.37    $10.17        $10.70    $  9.58    $10.58              $10.29
==================================================================================================================================

TOTAL RETURN                                                5.27%      1.30%        19.16%     -3.67%     9.89%               3.75%
==================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
     Net Assets, End of Period (Millions)                    $725      $659          $585       $357      $332                 $78
     Ratio of Total Expenses to
          Average Net Assets                              0.15%**      0.15%         0.15%      0.15%     0.15%            0.15%**
     Ratio of Net Investment Income to
          Average Net Assets                              6.43%**      6.37%         6.49%      6.15%     5.46%            6.31%**
     Portfolio Turnover Rate                                39%**        52%           64%       134%      102%                 0%
----------------------------------------------------------------------------------------------------------------------------------

  *Commencement of operations.

**Annualized.

----------------------------------------------------------------------------------------------------------------------------------
                                                                        LONG-TERM U.S. TREASURY PORTFOLIO
                                                                                  YEAR ENDED JANUARY 31,
FOR A SHARE OUTSTANDING                          SIX MONTHS ENDED    -----------------------------------------  DEC. 14, 1992,* TO
THROUGHOUT EACH PERIOD                              JULY 31, 1997      1997          1996       1995      1994       JAN. 31, 1993
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $10.13    $11.06       $  9.40     $10.90    $10.30              $10.00
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
     Net Investment Income                                   .335      .681          .691       .670      .709                .096
     Net Realized and Unrealized Gain (Loss)
          on Investments                                     .480     (.900)        1.749     (1.405)     .881                .300
                                                          ------------------------------------------------------------------------
          Total from Investment Operations                   .815     (.219)        2.440      (.735)    1.590                .396
DISTRIBUTIONS
     Dividends from Net Investment Income                   (.335)    (.681)        (.691)     (.670)    (.709)              (.096)
     Distributions from Realized Capital Gains                 --     (.030)        (.089)     (.095)    (.281)                 --
                                                          ------------------------------------------------------------------------
          Total Distributions                               (.335)    (.711)        (.780)     (.765)    (.990)              (.096)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                             $10.61    $10.13        $11.06    $  9.40    $10.90              $10.30
==================================================================================================================================

TOTAL RETURN                                                 8.27%    -1.75%        26.74%     -6.60%    15.90%               3.97%
==================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
     Net Assets, End of Period (Millions)                    $239      $192          $186       $136       $99                 $49
     Ratio of Total Expenses to
          Average Net Assets                              0.15%**      0.15%         0.15%      0.15%     0.15%            0.15%**
     Ratio of Net Investment Income to
          Average Net Assets                              6.71%**      6.72%         6.66%      7.06%     6.58%            7.22%**
     Portfolio Turnover Rate                                11%**        42%          125%        44%       51%                 17%
----------------------------------------------------------------------------------------------------------------------------------

  *Commencement of operations.

**Annualized.

NOTES TO FINANCIAL STATEMENTS

Vanguard Admiral Funds is registered under the Investment Company Act of 1940 as a diversified open-end investment company, or mutual fund, and comprises the U.S. Treasury Money Market, Short-Term U.S. Treasury, Intermediate-Term U.S. Treasury, and Long-Term U.S. Treasury Portfolios.

A. The following significant accounting policies conform to generally accepted accounting principles for mutual funds. The Fund consistently follows such policies in preparing its financial statements.

        1. SECURITY VALUATION: U.S. Treasury Money Market Portfolio: Investment securities are valued at amortized cost, which approximates market value. Other
Portfolios: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

        2. FEDERAL INCOME TAXES: Each Portfolio intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

        3. REPURCHASE AGREEMENTS: The Short-Term U.S. Treasury, Intermediate-Term U.S. Treasury, and Long-Term U.S. Treasury Portfolios, along with other members of The Vanguard Group, transfer uninvested cash balances into a Pooled Cash Account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

        4. FUTURES CONTRACTS: Each Portfolio, except the U.S. Treasury Money Market Portfolio, may use Municipal Bond Index, U.S. Treasury Bond, and U.S. Treasury Note futures contracts, with the objectives of enhancing returns, managing interest-rate risk, maintaining liquidity, and minimizing transaction costs. The Portfolios may purchase or sell futures contracts instead of bonds to take advantage of pricing differentials between the futures contracts and the underlying bonds. The Portfolios may also seek to take advantage of price differences among bond market sectors by simultaneously buying futures (or bonds) of one market sector and selling futures (or bonds) of another sector. Futures contracts may also be used to simulate a fully invested position in the underlying bonds while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the Portfolios and the prices of futures contracts, and the possibility of an illiquid market.

        Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

        5. DISTRIBUTIONS: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

        6. OTHER: Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Premiums and original issue discounts are amortized and accreted, respectively, to interest income over the lives of the respective securities.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the Fund under methods approved by the Board of Directors. At July 31, 1997, the Fund had contributed capital aggregating $379,000 to Vanguard (included in Other Assets), representing 1.9% of Vanguard's capitalization. The Fund's directors and officers are also directors and officers of Vanguard.

C. During the six months ended July 31, 1997, purchases and sales of U.S. government securities were:

               ---------------------------------------------------------------------------------------------
                                                                                    (000)
                                                                    ----------------------------------------
               PORTFOLIO                                              PURCHASES                     SALES
               ---------------------------------------------------------------------------------------------
               Short-Term U.S. Treasury                                $243,841                   $128,502
               Intermediate-Term U.S. Treasury                          150,346                    124,070
               Long-Term U.S. Treasury                                   42,360                     10,258
               ---------------------------------------------------------------------------------------------

        At January 31, 1997, capital loss carryforwards available to offset future net capital gains were:

               --------------------------------------------------------------------------------------------------
                                                                          EXPIRATION
                                                                    FISCAL YEAR(S) ENDING              AMOUNT
               PORTFOLIO                                                  JANUARY 31                    (000)
               --------------------------------------------------------------------------------------------------
               U.S. Treasury Money Market                                    2005-2006                  $  343
               Short-Term U.S. Treasury                                      2003-2006                   3,047
               Intermediate-Term U.S. Treasury                               2003-2006                   9,794
               Long-Term U.S. Treasury                                       2005-2006                   1,281
               --------------------------------------------------------------------------------------------------

D. At July 31, 1997, net unrealized appreciation of investment securities for financial reporting and federal income tax purposes was:

               -------------------------------------------------------------------------------------------------------------------
                                                                                           (000)
                                                                                --------------------------------------------------
                                                                                                                       NET
                                                              APPRECIATED               DEPRECIATED                UNREALIZED
               PORTFOLIO                                      SECURITIES                SECURITIES                APPRECIATION
               -------------------------------------------------------------------------------------------------------------------
               Short-Term U.S. Treasury                        $ 5,125                   $    (39)                   $  5,086
               Intermediate-Term U.S. Treasury                  19,203                       (358)                     18,845
               Long-Term U.S. Treasury                          15,747                         --                      15,747
               -------------------------------------------------------------------------------------------------------------------

        At July 31, 1997, the aggregate settlement value of open futures contracts expiring in September 1997 and the related unrealized depreciation were:

               -------------------------------------------------------------------------------------------------------------------
                                                                                                        (000)
                                                                                --------------------------------------------------
                                                              NUMBER OF                  AGGREGATE
                                                                SHORT                   SETTLEMENT                 UNREALIZED
               PORTFOLIO/FUTURES CONTRACTS                    CONTRACTS                    VALUE                  DEPRECIATION
               -------------------------------------------------------------------------------------------------------------------
               Intermediate-Term U.S. Treasury/
                  U.S. Treasury Note                              560                      $62,160                     $(2,110)
               Long-Term U.S. Treasury/
                  U.S. Treasury Bond                              110                       12,843                        (690)
               -------------------------------------------------------------------------------------------------------------------

E. The market values of securities on loan to broker/dealers at July 31, 1997, and collateral received with respect to such loans, were:

               -------------------------------------------------------------------------------------------------------------------
                                                                                           (000)
               -------------------------------------------------------------------------------------------------------------------
                                                                                                 COLLATERAL RECEIVED
                                                                                   -----------------------------------------------
                                                            MARKET VALUE                                            MARKET VALUE
                                                             OF LOANED                                            OF U.S. TREASURY
               PORTFOLIO                                     SECURITIES                  CASH                        SECURITIES
               -------------------------------------------------------------------------------------------------------------------
               Intermediate-Term U.S. Treasury                  $126,953                   $129,243                         --
               Long-Term U.S. Treasury                            17,503                      1,637                       $16,343
               -------------------------------------------------------------------------------------------------------------------

Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

  "Standard & Poor's 500," "S&P 500(R)," "Standard & Poor's(R)," "S&P(R)," and
                            "500" are trademarks of
                         The McGraw-Hill Companies, Inc.

Frank Russell Company is the owner of trademarks and copyrights relating to the
                                Russell Indexes.

DIRECTORS AND OFFICERS

JOHN C. BOGLE, Chairman of the Board and Director of The Vanguard Group, Inc.
        and of each of the investment companies in The Vanguard Group.

JOHN J. BRENNAN, President, Chief Executive Officer, and Director of The
        Vanguard Group, Inc. and of each of the investment companies in The Vanguard Group.

ROBERT E. CAWTHORN, Chairman Emeritus and Director of Rhone-Poulenc Rorer,
        Inc.; Managing Director of Global Health Care Partners/DLJ Merchant Banking Partners; Director of Sun Company, Inc. and Westinghouse Electric Corp.

BARBARA BARNES HAUPTFUHRER, Director of The Great Atlantic and Pacific Tea Co.,
        IKON Office Solutions, Inc., Raytheon Co., Knight-Ridder, Inc., and Massachusetts Mutual Life Insurance Co.; Trustee Emerita of Wellesley College.

BRUCE K. MACLAURY, President Emeritus of The Brookings Institution; Director of
        American Express Bank Ltd., The St. Paul Companies, Inc., and National Steel Corp.

BURTON G. MALKIEL, Chemical Bank Chairman's Professor of Economics, Princeton
        University; Director of Prudential Insurance Co. of America, Amdahl Corp., Baker Fentress & Co., The Jeffrey Co., and Southern New England Communications Co.

ALFRED M. RANKIN, JR., Chairman, President, and Chief Executive Officer of
        NACCO Industries, Inc.; Director of NACCO Industries, The BFGoodrich Co., and The Standard Products Co.

JOHN C. SAWHILL, President and Chief Executive Officer of The Nature
        Conservancy; formerly, Director and Senior Partner of McKinsey & Co. and President of New York University; Director of Pacific Gas and Electric Co., Procter & Gamble Co., and NACCO Industries.

JAMES O. WELCH, JR., Retired Chairman of Nabisco Brands, Inc.; retired Vice
        Chairman and Director of RJR Nabisco; Director of TECO Energy, Inc. and Kmart Corp.

J. LAWRENCE WILSON, Chairman and Chief Executive Officer of Rohm & Haas Co.; Director of Cummins Engine Co.; Trustee of Vanderbilt University.


OTHER FUND OFFICERS

RAYMOND J. KLAPINSKY, Secretary; Senior Vice President and Secretary of The
        Vanguard Group, Inc.; Secretary of each of the investment companies in The Vanguard Group.

RICHARD F. HYLAND, Treasurer; Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies in The Vanguard Group.

KAREN E. WEST, Controller; Principal of The Vanguard Group, Inc.; Controller of each of the investment companies in The Vanguard Group.


OTHER VANGUARD OFFICERS

ROBERT A. DISTEFANO, Senior Vice President,
        Information Technology.

JAMES H. GATELY, Senior Vice President,
        Individual Investor Group.

IAN A. MACKINNON, Senior Vice President,
        Fixed Income Group.

F. WILLIAM MCNABB III, Senior Vice President,
        Institutional Investor Group.

RALPH K. PACKARD, Senior Vice President and
        Chief Financial Officer.

[THE VANGUARD GROUP LOGO]

Please send your comments to us at:
Post Office Box 2600, Valley Forge, Pennsylvania 19482

Fund Information: 1-800-662-7447

Individual Account Services: 1-800-662-2739

Institutional Investor Services: 1-800-523-1036

http://www.vanguard.com online@vanguard.com

All Vanguard funds are offered by prospectus only. Prospectuses contain more complete information on advisory fees, distribution charges, and other expenses and should be read carefully before investing or sending money. Prospectuses may be obtained directly from The Vanguard Group.

(C) 1997 Vanguard Marketing Corporation, Distributor

THE VANGUARD FAMILY OF FUNDS

EQUITY AND BALANCED FUNDS

GROWTH AND INCOME FUNDS
    Vanguard/Windsor Fund
    Vanguard/Windsor II
    Vanguard Equity Income Fund
    Vanguard Growth and Income Portfolio
    Vanguard Selected Value Portfolio
    Vanguard/Trustees' Equity-U.S. Portfolio
    Vanguard Convertible Securities Fund

BALANCED FUNDS
    Vanguard/Wellington Fund
    Vanguard/Wellesley Income Fund
    Vanguard STAR Portfolio
    Vanguard Asset Allocation Fund
    Vanguard LifeStrategy Portfolios

GROWTH FUNDS
    Vanguard/Morgan Growth Fund
    Vanguard/PRIMECAP Fund
    Vanguard U.S. Growth Portfolio

AGGRESSIVE GROWTH FUNDS
    Vanguard Explorer Fund
    Vanguard Specialized Portfolios
    Vanguard Horizon Fund

INTERNATIONAL FUNDS
    Vanguard International Growth Portfolio
    Vanguard International Value Portfolio

INDEX FUNDS
    Vanguard Index Trust
    Vanguard Tax-Managed Fund
    Vanguard Balanced Index Fund
    Vanguard Bond Index Fund
    Vanguard International Equity Index Fund
    Vanguard Total International Portfolio

FIXED-INCOME FUNDS

MONEY MARKET FUNDS
    Vanguard Money Market Reserves
    Vanguard Treasury Money Market Portfolio
    Vanguard Admiral Funds

INCOME FUNDS
    Vanguard Fixed Income Securities Fund
    Vanguard Admiral Funds
    Vanguard Preferred Stock Fund

TAX-EXEMPT MONEY MARKET FUNDS
    Vanguard Municipal Bond Fund
    Vanguard State Tax-Free Funds
        (CA, NJ, OH, PA)

TAX-EXEMPT INCOME FUNDS
    Vanguard Municipal Bond Fund
    Vanguard State Tax-Free Funds
        (CA, FL, NJ, NY, OH, PA)


Q122-7/97